Notes to the Balance Sheet - Summary of Internally generated intangible assets (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets [Line Items]
Carrying amount	€ 844,109	€ 886,583	€ 838,322
Impairment
Intangible Assets [Line Items]
Carrying amount	(700)	(7,800)
Internally Generated Intangible Assets
Intangible Assets [Line Items]
Carrying amount	€ 14,538	€ 16,940	€ 11,517